INCOME TAXES - Schedule of Components of Income Tax Benefit (Details) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2019	Dec. 01, 2018	Sep. 08, 2018	Feb. 24, 2018	Dec. 02, 2017	Sep. 09, 2017	Jun. 16, 2018	Jun. 17, 2017	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Current
Federal											$ 9.0	$ 54.0	$ 108.6
State											(6.7)	26.5	20.6
Foreign											0.3	49.8	0.0
Total Current											2.6	130.3	129.2
Deferred
Federal											(77.9)	(807.7)	(177.9)
State											(3.6)	(216.6)	(41.6)
Foreign											0.0	(69.8)	0.0
Total Deferred									$ (40.6)	$ (135.2)	(81.5)	(1,094.1)	(219.5)
Income tax benefit	$ 1.4	$ (65.4)	$ (11.9)	$ (373.0)	$ (523.5)	$ (67.7)	$ (3.0)	$ 0.4	$ 110.5	$ (80.3)	(78.9)	(963.8)	(90.3)
Net Operating Loss
Current
Federal											12.8	22.4	31.2
State											$ 9.5	$ 9.6	$ 3.8